Summarized Quarterly Financial Information (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues		$ 550,613	$ 331,409	$ 151,171	$ 67,047	$ 67,272	$ 67,537	$ 67,689	$ 67,530	$ 1,100,240	$ 270,028	$ 268,698
Income (loss) from operations		199,407	47,898	12,594	(9,463)	(18,739)	35,921	(4,318)	(9,822)	250,436	3,042	515
Net income (loss)		$ 85,345	$ (81,509)	$ (100,125)	$ (74,906)	$ (56,040)	$ (24,132)	$ (60,043)	$ (178,676)	$ (171,195)	$ (318,891)	$ (410,036)
Basic net income (loss) per common unit	[1]	$ 0.07	$ (0.27)	$ (0.21)	$ (0.08)	$ 0.01	$ 0.18	$ (0.01)	$ (0.61)
Diluted net income (loss) per common unit	[1]	$ 0.07	$ (0.27)	$ (0.21)	$ (0.08)	$ (0.09)	$ (0.03)	$ (0.01)	$ (0.61)

[1]	The sum of the quarterly net income (loss) per common unit may not equal the full year amount as the undistributed income and loss allocations and computations of the weighted average common units outstanding for basic and diluted common units outstanding for each quarter and the full year are performed independently.